Financial Assets and Liabilities - Summary of Financial Assets and Liabilities Measured and Recognized at Fair Value (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Financial assets at fair value through other comprehensive income:
Total Financial Assets	$ 2,317	$ 2,321
Financial liabilities at fair value through profit or loss:
Contingent consideration	47,534	42,070
Total Financial Liabilities	47,534	42,070
Level 3
Financial assets at fair value through other comprehensive income:
Total Financial Assets	2,317	2,321
Financial liabilities at fair value through profit or loss:
Contingent consideration	47,534	42,070
Total Financial Liabilities	47,534	42,070
Equity Securities
Financial assets at fair value through other comprehensive income:
Total Financial Assets	2,317	2,321
Equity Securities | Level 3
Financial assets at fair value through other comprehensive income:
Total Financial Assets	$ 2,317	$ 2,321